Summary Of Significant Accounting Policies - Estimated Useful Lives Of The Assets (Details)	12 Months Ended
Jan. 31, 2021
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	39 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Transportation equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Transportation equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Furniture, fixtures and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Furniture, fixtures and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years